UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment [  X   ]; Amendment Number;___8___
	This Amendment (Check only One.):[ X ] is a restatement
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Nichols Asset Management, LLC
	27 Virginia Ridge Road
	Sudbury, MA  01776

Form 13F File Number:  28-14238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Patricia M. Nichols
Title:	Chief Compliance Officer/Partner
Phone:	978-440-8741


Signature, Place, and Date of Signing:



Patricia M. Nichols 	Sudbury, Massachusetts		February 7, 2013
  [Signature]               [City, State]                    [Date]

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE. (Check here if no holdings reported are in this report, and all
holdings are reported by other reporting managers(s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F  SUMMARY  PAGE


Report Summary:  Nichols Asset Management, LLC

Number of Other Included Managers	________NONE______________

Form 13F Information Table Entry Total: _________149______________

Form 13F Information Table Value Total: ________$_225,661_________
					      ( thousand )


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 M Corporation                                 88579Y101      678     7300 SH       Sole                     6700               600
ABB Ltd - ADR                                   000375204      204     9805 SH       Sole                     9805
Abaxis Inc                                      002567105     3323    89570 SH       Sole                      800             88770
Abbott Laboratories                             002824100      460     7030 SH       Sole                     7030
                                                               210     3200 SH       Defined                           3200
Advisory Board Company/The                      00762W107     3599    76925 SH       Sole                      690             76235
Akorn Inc                                       009728106     3710   277684 SH       Sole                     2485            275199
Amazon.com                                      023135106       50      200 SH       Sole                      200
                                                               238      950 SH       Defined                            950
American Public Education                       02913V103     3175    87915 SH       Sole                      785             87130
American Tower Corp                             03027X100      247     3200 SH       Sole                     3200
                                                                54      700 SH       Defined                            700
Ann Inc                                         035623107     3365    99435 SH       Sole                      890             98545
Apple Computer                                  037833100      266      500 SH       Sole                      500
                                                                72      135 SH       Defined                            135
Approach Resources, Inc                         03834A103     2344    93740 SH       Sole                      835             92905
Atlas Air Worldwide                             049164205     3297    74415 SH       Sole                      665             73750
BASF AG - ADR                                   055262505      571     6014 SH       Sole                     6014
BP PLC                                          055622104      226     5420 SH       Sole                     5420
Balchem Corp                                    057665200     4065   111680 SH       Sole                     1015            110665
Barclay's                                       78464A417     5362   131723 SH       Sole                   131593               130
Baxter International                            071813109       93     1400 SH       Sole                      600               800
                                                               133     2000 SH       Defined                           2000
Becton Dickenson & Co.                          075887109      292     3730 SH       Sole                     3730
Bio Scrip Inc                                   09069N108     3993   370770 SH       Sole                     3295            367475
Biogen Idec                                     09062X103      258     1765 SH       Sole                     1765
Blucora, Inc                                    095229100     3510   223430 SH       Sole                     1995            221435
Bottom Line Technologies                        101388106     4166   157855 SH       Sole                     1405            156450
Broadsoft                                       11133B409     3812   104940 SH       Sole                      935            104005
CVS Corporation                                 126650100      476     9852 SH       Sole                     9852
                                                                87     1800 SH       Defined                           1800
Cardtronics Inc                                 14161H108     2516   105980 SH       Sole                      945            105035
Chevron                                         166764100      428     3962 SH       Sole                     3500               462
                                                               119     1100 SH       Defined                           1100
Chubb Corp.                                     171232101      414     5500 SH       Sole                     5500
                                                               113     1500 SH       Defined                           1500
Cincinnati Bell Inc                             171871106     2558   466875 SH       Sole                     4180            462695
Cisco System Inc                                17275R952      217    11030 SH       Sole                    11030
Coca-Cola Femsa SAB de CV                       191241108      355     2385 SH       Sole                     2385
Colgate Palmolive                               194162103      293     2800 SH       Sole                     2800
                                                               152     1450 SH       Defined                           1450
Costar Group Inc.                               22160N109     3925    43915 SH       Sole                      390             43525
Costco                                          22160K105      485     4910 SH       Sole                     4910
Cray Inc.                                       225223304     4113   257895 SH       Sole                     2305            255590
Cyberonics Inc.                                 23251P102     3827    72860 SH       Sole                      655             72205
Deere & Co.                                     244199105       60      700 SH       Sole                      700
                                                               156     1800 SH       Defined                           1800
Deluxe Co.                                      248019101     3794   117665 SH       Sole                     1050            116615
Digital Globe                                   25389M877     3334   136415 SH       Sole                     1215            135200
Dow Jones Industrial Avg ETF                    252787106     1346    10308 SH       Sole                    10308
E M C Corp                                      268648102     1003    39645 SH       Sole                    39645
                                                                78     3100 SH       Defined                           3100
EXXON                                           30231G102      178     2051 SH       Sole                     2051
                                                               208     2400 SH       Defined                           2400
Ektron                                          9380018        219    92905 SH       Sole                    92905
Ellie Mae, Inc.                                 28849P100     3012   108555 SH       Sole                      970            107585
Entegris                                        29362U104     3873   421905 SH       Sole                     3850            418055
FEI Co                                          30241L109     3548    63975 SH       Sole                      570             63405
Fresh Markets                                   35804h106     3187    66280 SH       Sole                      595             65685
GILEAD Sciences Inc.                            375558103      520     7085 SH       Sole                     7085
General Electric                                369604103      481    22900 SH       Sole                    21700              1200
                                                                80     3800 SH       Defined                           3800
General Mills                                   370334104      360     8910 SH       Sole                     7910              1000
HMS Holdings                                    40425J101     2147    82825 SH       Sole                      735             82090
Healthcare Services Group                       421906108     4432   190782 SH       Sole                     1725            189057
Hibbett Sports                                  428567101     2984    56625 SH       Sole                      505             56120
I Shares Barclays 1-3 Credit B                  464288646     1554    14736 SH       Sole                    14736
I Shares S&P Preferred Index                    464288687     4054   102327 SH       Sole                   102195               132
ICU Medical Inc                                 44930G107     3011    49425 SH       Sole                      440             48985
IPC: The Hospitalist Company,                   44984A105     3259    82075 SH       Sole                      735             81340
Insulet Corporation                             45784P101     3761   177230 SH       Sole                     1600            175630
Intel Corp.                                     458140100      497    24117 SH       Sole                    24117
                                                                28     1350 SH       Defined                           1350
Intl Business Machines Corp.                    459200101      454     2370 SH       Sole                     2370
                                                               101      525 SH       Defined                            525
Johnson & Johnson                               478160104      397     5660 SH       Sole                     5660
                                                               105     1500 SH       Defined                           1500
Kimberly-Clark Corp                             494368103      334     3955 SH       Sole                     3955
Kinder Morgan Management, LLC                   49455U100      280     3714 SH       Sole                     3714
Kodiac Oil & Gas Corp                           50015Q100     2664   301005 SH       Sole                     2685            298320
Life Time Fitness Inc.                          53217R207     3394    68965 SH       Sole                      615             68350
Littelfuse Inc.                                 537008104     3994    64715 SH       Sole                      550             64165
MWI Veterinary Supply, Inc.                     55402X105     3962    36020 SH       Sole                      320             35700
MYR Group, Inc.                                 55405W104     1961    88140 SH       Sole                      785             87355
Madden, Steven                                  556269108     3249    76863 SH       Sole                      687             76176
Marsh & McLennan                                571748102      816    23670 SH       Sole                    23670
McDonalds Corp.                                 580135101      478     5420 SH       Sole                     5420
                                                               273     3100 SH       Defined                           3100
Medidata Solutions Worldwide                    58471A105     3018    77005 SH       Sole                      685             76320
Microsoft                                       594918104      234     8750 SH       Sole                     8750
Middleby                                        596278101     3845    29990 SH       Sole                      265             29725
Monroe Muffler                                  610236101     1990    56905 SH       Sole                      505             56400
NIKE                                            654106103      425     8240 SH       Sole                     8240
                                                                41      800 SH       Defined                            800
National Grid                                   636274300      326     5680 SH       Sole                     5680
Natus Medical                                   639050103     1184   105890 SH       Sole                      965            104925
Neogen Corp                                     640491106     3224    71135 SH       Sole                      635             70500
Nestle ADR                                      641069406      640     9817 SH       Sole                     9817
                                                               101     1550 SH       Defined                           1550
NextEra Energy Inc.                             65339F101       55      800 SH       Sole                                        800
                                                               166     2400 SH       Defined                           2400
Northeast Utilities                             664397106      364     9308 SH       Sole                     9308
Novartis                                        66987v109      444     7015 SH       Sole                     7015
                                                               177     2800 SH       Defined                           2800
On Assignment, Inc.                             682159108     2874   141710 SH       Sole                     1265            140445
Oracle Systems                                  68389X105      455    13660 SH       Sole                    13660
PDC Energy Inc                                  69327R101     3316    99845 SH       Sole                      895             98950
Pepsi                                           713448108      340     4970 SH       Sole                     4970
                                                                68     1000 SH       Defined                           1000
Power Assets ADR                                438580300      320    37425 SH       Sole                    36750               675
Power Integrations Inc.                         739276103     3261    97020 SH       Sole                      865             96155
Power Shares QQQ Trust - Nasda                  73935A104     1390    21345 SH       Sole                    21345
Prestige Brands Holdings                        74112D101     1101    54955 SH       Sole                      485             54470
Procter & Gamble Co.                            742718109      292     4300 SH       Sole                     4300
Proto Labs, Inc.                                743713109     3065    77740 SH       Sole                      690             77050
SK Telecom                                      78440P108      195    12325 SH       Sole                    12325
SPDR Trust Series 1 S&P 500                     78462F103     1385     9728 SH       Sole                     9728
Siemens AG                                      826197501      274     2505 SH       Sole                     2505
Southern Company                                842587107      213     4970 SH       Sole                     4880                90
                                                               103     2400 SH       Defined                           2400
Statoihydro ASA ADR                             85771P102      290    11568 SH       Sole                    11568
Steelcase Inc                                   858155203     1999   156895 SH       Sole                     1400            155495
Stifel Financial Corp                           860630102     3174    99295 SH       Sole                    10460             88835
Susser Holdings Corporation                     869233106     3902   113135 SH       Sole                     1010            112125
Syngenta AG                                     87160A100      458     5670 SH       Sole                     5670
Sysco                                           871829107      311     9825 SH       Sole                     9825
T C F Financial Corp                            872275102     3816   314060 SH       Sole                     2805            311255
TEVA Pharmaceutical                             881624209      378    10130 SH       Sole                    10130
TJX Co. Inc                                     872540109      293     6910 SH       Sole                     6780               130
                                                                17      400 SH       Defined                            400
Taiwan Semiconductor                            874039100      243    14171 SH       Sole                    14171
Tennant                                         880345103     3627    82515 SH       Sole                      750             81765
Texas Roadhouse Inc.                            882681109     3067   182535 SH       Sole                     1650            180885
Thermo Fisher Scientific                        883556102      330     5171 SH       Sole                     5171
Thermon Group Holdings Inc                      88362T103     2393   106220 SH       Sole                      950            105270
Titan International                             88830M102     2778   127920 SH       Sole                     1140            126780
US Silica Holdings Inc                          90346E103     3362   200945 SH       Sole                     1795            199150
Ultimate Software Group, Inc.                   90385D107     3738    39590 SH       Sole                      850             38740
Ultratech Inc.                                  904034105     4319   115790 SH       Sole                     1035            114755
Union Pacific                                   907818108      287     2285 SH       Sole                     2285
United Technologies                             913017109      398     4850 SH       Sole                     4850
                                                               189     2300 SH       Defined                           2300
WEX, Inc.                                       96208T104     4342    57610 SH       Sole                      515             57095
Wal-Mart Stores, Inc.                           931142103      416     6100 SH       Sole                     6100
                                                                68     1000 SH       Defined                           1000
iShares Dow Select Dividend                     464287168      706    12331 SH       Sole                    12331
Eaton Vance Small Cap Fund                      eisgx          153    10405 SH       Defined                          10405
Health Care Property Investors                  42217K106      181     4000 SH       Sole                     4000
                                                                59     1300 SH       Defined                           1300